Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Total Restricted cash and investments [Abstract]
Restricted cash	R 489	R 475
Restricted Cash [line items]
Non-current restricted cash and cash equivalents	450	434
Current restricted cash and cash equivalents	39	41
Environmental Guarantees And Rehabilitation
Total Restricted cash and investments [Abstract]
Restricted cash	217	183
Silicosis Settlement
Total Restricted cash and investments [Abstract]
Restricted cash	205	225
PNG Operations
Total Restricted cash and investments [Abstract]
Restricted cash	45	45
Other Restricted Cash
Total Restricted cash and investments [Abstract]
Restricted cash	R 22	R 22